Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Aug. 15, 2019	Apr. 08, 2018	Mar. 31, 2018
Intangible assets, accumulated amortization	$ 57,322	$ 43,096	$ 12,287
Unamortized discount, current	272,122	296,504	608,580
Unamortized discount, noncurrent	$ 141,123	$ 154,590	$ 0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	600,000,000	600,000,000	600,000,000	600,000,000	400,000,000	250,000,000
Common stock, shares issued (in shares)	317,429,078	315,340,411	275,541,602
Common stock, shares outstanding (in shares)	317,429,078	315,340,411	275,541,602